Borrowings - Summary of Carrying Amount and Fair Value of Borrowings (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	S/ 799,066	S/ 1,202,672
Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	799,066	1,202,672
Carrying amount [member] | Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount		119
Carrying amount [member] | Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	553,658	1,023,481
Carrying amount [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	22,980	33,488
Carrying amount [member] | Lease liability for right-of-use asset [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	80,216
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	142,212	145,584
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	834,057	1,336,987
At fair value [member] | Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount		119
At fair value [member] | Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	572,019	1,152,885
At fair value [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	23,027	38,399
At fair value [member] | Lease liability for right-of-use asset [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	96,799
At fair value [member] | Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	S/ 142,212	S/ 145,584